Segment and Related Information	12 Months Ended
Dec. 31, 2012
Segment and Related Information [Abstract]
Segment and Related Information [Text Block]

22.       Segment and Related Information

We operate in five business segments. The marketing of oxyfuels previously was aligned with the sale of products from the refining business, particularly our Berre refinery. We moved the management responsibility for business decisions relating to oxyfuels to our I&D business with the closure of the Berre refinery because profits generated by oxyfuels products are related to sourcing decisions regarding certain co-products of propylene oxide production. Accordingly, results for our oxyfuels business, which were previously included in our Refining segment results, have been reflected in our I&D segment since the second quarter of 2012. All comparable periods presented have been revised to reflect this change. Our five segments consist of the following:

  Olefins and Polyolefins–Americas (“O&P–Americas”). Our O&P–Americas segment produces and markets olefins, including ethylene and ethylene co-products, and polyolefins.
  Olefins and Polyolefins–Europe, Asia, and International (“O&P–EAI”). Our O&P–EAI segment produces and markets olefins, including ethylene and ethylene co-products, polyolefins, and polypropylene compounds.
  Intermediates and Derivatives (“I&D”). Our I&D segment produces and markets propylene oxide (“PO”) and its co-products and derivatives, acetyls, ethanol, ethylene oxide (“EO”) and its derivatives, and oxygenated fuels, or oxyfuels.
  Refining. Our refining segment refines heavy, high- sulfur crude oil on the U.S. Gulf Coast.
  Technology. Our Technology segment develops and licenses chemical and polyolefin process technologies and manufactures and sells polyolefin catalysts.

The accounting policies of the segments are the same as those described in “Summary of Significant Accounting Policies” (see Note 2), except that the Predecessor's segment operating results reported to management reflected costs of sales determined using current costs, which approximated results using the LIFO method of accounting for inventory. These current cost-basis operating results are reconciled to consolidated operating income in the Predecessor tables below. Sales between segments are made primarily at prices approximating prevailing market prices.

Summarized financial information concerning reportable segments is shown in the following table for the periods presented.

Successor
		Olefins
		and
	Olefins	Polyolefins
	and	– Europe,
	Polyolefins	Asia &	Intermediates
Millions of dollars	– Americas	International	& Derivatives	Refining	Technology	Other	Total
Year Ended
December 31, 2012
Sales and other
operating revenues:
Customers	$8,987	$14,203	$9,280	$12,490	$377	$15	$45,352
Intersegment	3,947	318	378	801	121	(5,565)	- -
	12,934	14,521	9,658	13,291	498	(5,550)	45,352

Operating income	2,650	127	1,430	334	122	13	4,676
Income (loss) from
equity investments	25	121	(3)	- -	- -	- -	143
Capital expenditures	468	254	159	136	43	- -	1,060
Depreciation and
amortization expense	281	285	194	148	73	2	983

		Olefins
		and
	Olefins	Polyolefins
	and	– Europe,
	Polyolefins	Asia &	Intermediates
Millions of dollars	– Americas	International	& Derivatives	Refining	Technology	Other	Total
Year Ended
December 31, 2011
Sales and other
operating revenues:
Customers	$10,349	$15,223	$9,293	$12,886	$376	$56	$48,183
Intersegment	4,531	368	207	820	130	(6,056)	0
	14,880	15,591	9,500	13,706	506	(6,000)	48,183

Operating income (loss)	1,855	435	1,156	809	107	(25)	4,337
Income from
equity investments	21	168	27	0	0	0	216
Capital expenditures	425	235	101	224	26	10	1,021
Depreciation and
amortization expense	246	262	186	153	84	0	931

		Olefins
		and
	Olefins	Polyolefins
	and	– Europe,
	Polyolefins	Asia &	Intermediates
Millions of dollars	– Americas	International	& Derivatives	Refining	Technology	Other	Total
May 1 through
December 31, 2010
Sales and other
operating revenues:
Customers	$5,993	$8,648	$5,363	$5,853	$291	$(16)	$26,132
Intersegment	2,413	302	20	406	74	(3,215)	- -
	8,406	8,950	5,383	6,259	365	(3,231)	26,132

Operating income (loss)	1,039	367	629	208	69	(20)	2,292
Income from equity
investments	16	68	2	- -	- -	- -	86
Capital expenditures	146	106	79	80	19	11	441
Depreciation and
amortization expense	151	147	105	82	78	(5)	558

Predecessor
		Olefins
		and
	Olefins	Polyolefins
	and	– Europe,
	Polyolefins	Asia &	Intermediates
Millions of dollars	– Americas	International	& Derivatives	Refining	Technology	Other	Total
January 1 through
April 30, 2010
Sales and other
operating revenues:
Customers	$3,220	$4,078	$2,604	$2,787	$104	$14	$12,807
Intersegment	963	(52)	144	264	41	(1,360)	- -
	4,183	4,026	2,748	3,051	145	(1,346)	12,807

Segment operating
income (loss)	317	106	192	(97)	39	(52)	505
Current cost adjustment							199
Operating income							704
Income (loss) from
equity investments	5	80	(1)	- -	- -	- -	84
Capital expenditures	52	102	12	31	12	3	212
Depreciation and
amortization expense	160	108	117	152	23	5	565

Sales and other operating revenues and operating income (loss) in the “Other” column above include elimination of intersegment transactions.

In 2012, we recognized benefits of $29 million, $18 million and $53 million associated with insurance settlements related to Hurricane Ike for the O&P—Americas, I&D and Refining segments, respectively. Operating results for the Refining segment also include a benefit of $24 million for the recovery related to a former employee who plead guilty to fraud in 2010. In addition, we recognized a $28 million benefit in our O&P—EAI segment related to the reversal of a reserve established at emergence for an unfavorable monomer contract. These benefits were partially offset by charges of $22 million in our O&P—EAI segment for the impairment of assets at our Wesseling, Germany site and $35 million and $18 million in our O&P—EAI and Technology segments, respectively, for restructuring activities in Europe.

Operating results of the O&P–Americas segment include charges of $161 million related to the liquidation of LIFO inventory. Inventory levels, which were increased in the fourth quarter 2011 in preparation for a turnaround at our Channelview, Texas facility, decreased in 2012 following the commencement of the turnaround. Results for our Refining segment also included a $13 million benefit associated with the liquidation of LIFO inventory.

In 2011, we recognized benefits of $34 million and $36 million in the Refining segment related to an insurance recovery associated with the fraudulent misconduct of a former employee described above and the liquidation of LIFO inventory, respectively. In addition, charges of $39 million were recognized in the Technology segment related to the impairments of assets and restructuring charges due to a facility closure and impairments of discontinued research and development projects. Charges of $77 million and $16 million related to activities to reorganize certain functional organizations and environmental liabilities at Wesseling, Germany site, respectively, were recognized in the O&P—EAI segment.

In the 2010 Successor period, we recognized a $64 million charge related to a change in estimate associated with a dispute over environmental liability, including $56 million and $8 million related to the O&P—EAI and Technology business segments, respectively, which are reflected in Cost of sales on the Consolidated Statements of Income. In addition, we recorded non-cash charges of $34 million and $8 million in our O&P—Americas and I&D segments, respectively, to adjust the value of our finished goods inventory to market as of December 31, 2010. These non-cash charges were the result of the decline in the market prices for certain products, primarily polypropylene. In the 2010 Successor period, we also recognized a charge of $8 million related to the liquidation of LIFO inventory, which included charges of $9 million in our O&P–Americas segment and $17 million in our Technology segment, partially offset by a benefit of $18 million in our I&D segment.

Long-lived assets of continuing operations, including goodwill, are summarized and reconciled to consolidated totals in the following table:

		Olefins
		and
	Olefins	Polyolefins
	and	– Europe,
	Polyolefins	Asia &	Intermediates
Millions of dollars	– Americas	International	& Derivatives	Refining	Technology	Other	Total
December 31, 2012
Property, plant and
equipment, net	$2,167	$2,437	$1,830	$985	$274	$3	$7,696
Investment in PO
Joint Ventures	- -	- -	397	- -	- -	- -	397
Equity and other
investments	162	1,303	118	- -	- -	- -	1,583
Goodwill	162	175	245	- -	9	- -	591

December 31, 2011
Property, plant and
equipment, net	$1,945	$2,385	$1,738	$943	$309	$13	$7,333
Investment in PO
Joint Ventures	- -	- -	412	- -	- -	- -	412
Equity and other
investments	154	1,265	140	- -	- -	- -	1,559
Goodwill	162	172	242	- -	9	- -	585

Property, plant and equipment, net, included in the “Other” column above includes assets related to corporate and support functions.

The following geographic data for revenues are based upon the delivery location of the product and for long-lived assets, the location of the assets.

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Sales and other operating revenues:
North America	$25,666	$26,527	$14,027	$7,290
Europe	12,845	14,452	8,550	3,727
The Netherlands	1,032	1,217	589	150
All other	5,809	5,987	2,966	1,640
Total	$45,352	$48,183	$26,132	$12,807

	Long-Lived Assets
Millions of dollars	2012	2011
United States	$5,365	$5,060
Non-U.S.:
Germany	1,747	1,754
The Netherlands	730	749
France	557	558
Other non-U.S.	2,315	2,360
Total non-U.S.	5,349	5,421
Total	$10,714	$10,481

Long-lived assets include Property, plant and equipment, net, Intangible assets, net, Equity investments, and Investments in PO joint ventures (see Notes 8 and 9).